Interest Rate Swaps	12 Months Ended
Dec. 31, 2015
Interest Rate Swaps [Abstract]
Interest Rate Swaps
9.      Interest Rate Swaps

The Company entered into interest rate swap transactions to manage interest costs and the risk associated with changing interest rates with respect to its variable interest rate loans and credit facilities. These interest rate swap transactions fix the interest rates as described below.

As of December 31, 2014 and 2015, the Company's outstanding interest rate swaps had a combined notional amount of $56,208,157 and $10,840,781, respectively. Details of the interest rate swap agreements which were effective during 2014 and 2015 are outlined below:

Interest rate swaps - Not qualified for hedge accounting:

Counterparty	Effective date	Termination date	Notional amount As of December 31, 2014	Notional amount As of December 31, 2015	Fixed rate	Floating rate
Unicredit Bank AG (1)	August 27, 2010	August 27, 2015	$25,500,000	$-	2.465%	3-month LIBOR
HSBC Bank Plc (2)	April 10, 2012	April 10, 2017	$4,560,000	$-	1.485%	3-month LIBOR
HSH Nordbank AG (3)	May 8, 2012	May 5, 2017	$9,562,500	$-	1.220%	3-month LIBOR
Nordea Bank Finland Plc (4)	May 4, 2012	March 31, 2017	$5,918,792	$5,435,625	1.140%	3-month LIBOR
Nordea Bank Finland Plc (5)	June 18, 2012	May 4, 2017	$5,885,615	$5,405,156	1.010%	3-month LIBOR
HSH Nordbank AG (6)	August 6, 2012	May 5, 2017	$4,781,250	$-	0.980%	3-month LIBOR
TOTAL			$56,208,157	$10,840,781

 (1) The notional amount reduced by $2,550,000 on a quarterly basis up until the expiration of the interest rate swap.
(2) The notional amount reduced by $120,000 on a quarterly basis up until the expiration of the interest rate swap.
(3) The notional amount reduced by $187,500 on a quarterly basis up until the expiration of the interest rate swap.
(4) The notional amount reduces by $120,792 on a quarterly basis up until the expiration of the interest rate swap.
(5) The notional amount reduces by $120,115 on a quarterly basis up until the expiration of the interest rate swap.
(6) The notional amount reduced by $93,750 on a quarterly basis up until the expiration of the interest rate swap.

As of December 31, 2014 and 2015, the Company had no interest rate swaps qualified for hedge accounting.

Following the extinguishment of the loan facilities with HSH Nordbank AG and HSBC Bank Plc as discussed in Note 8, in July 2015, the Company also proceeded with the cancellation of the respective swap agreements. The cancellation of these swap agreements resulted in an aggregate loss of $155,300, which is included in Loss on derivatives, net, in the 2015 accompanying consolidated statement of comprehensive loss. Following the settlement agreement with Nordea Bank Finland Plc, in March 2016, the respective interest rate swaps were cancelled.